Borrowings - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended	65 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Aug. 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 168,385			€ 187,373
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	162,202		$ 190.1	180,841	€ 167,520
Disposal of treasury shares | $		$ 200.0
Financial covenant, minimum cash requirement	35,000
Financial covenant, twelve-month rolling minimum revenue requirement	€ 115,000
Amended debt financing agreement due 2028 | Tranche one
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate	14.17%		14.17%
Amended debt financing agreement due 2028 | Tranche two
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate	13.47%		13.47%
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 3,500			3,500
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings	2,600			€ 3,000
Debt financing agreement due 2027 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 85,300		$ 100.0
Amended debt financing agreement due fourth quarter 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 100.0
Amended debt financing agreement due 2027 and 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						9.95%